Summary of Significant Accounting Policies - Schedule of Securities that were Excluded from the Diluted Per Share (Details) - shares		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025		Dec. 31, 2024
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities		29,381,275		6,103,593		29,381,275		6,305,952		17,576,650		2,169,030
Options to purchase common stock [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities		2,189,836		44,501		2,189,836		44,501		41,169		52,479
Warrants to purchase common stock [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities		13,202,348		95,746		13,202,348		95,746		95,746		182,996
Series A Convertible Preferred Stock [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities	[1]											60,000
Series B Convertible Preferred Stock [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities	[2]											194,004
Series C Convertible Preferred Stock [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities		1,058,091	[3]	1,452,282	[3]	1,058,091	[3]	1,452,282	[3]	1,576,763	[4]	1,452,282	[4]
Series D Convertible Preferred Stock [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities			[5]	2,074,689	[5]		[5]	2,074,689	[5]	2,074,689	[6]		[6]
Series E Convertible Preferred Stock [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities		12,931,000	[7]		[7]	12,931,000	[7]		[7]	13,000,000	[8]		[8]
Convertible notes and related accrued interest [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities			[9]	2,436,375	[9]		[9]	2,638,734	[9]	788,283	[10]	227,269	[10]

[1]	Assumed the Series A convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $150.00 per share.
[2]	Assumed the Series B convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $56.70 per share.
[3]	Assumed the Series C convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $2.41 per share.
[4]	Assumed the Series C convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $2.41 per share.
[5]	Assumed the Series D convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $2.41 per share.
[6]	Assumed the Series D convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $2.41 per share.
[7]	Assumed the Series E convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $1.50 per share.
[8]	Assumed the Series E convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $1.50 per share.
[9]	Assumed the convertible notes were converted into shares of common stock of the Company at a conversion price of $1.00 per share for the three and six months ended June 30, 2025.
[10]	Assumed the convertible notes were converted into shares of common stock of the Company at a conversion price of $1.00 per share for the years ended December 31, 2025. Assumed the convertible notes were converted into shares of common stock of the Company at a conversion price of $11.25 per share for the year ended December 31, 2024.